Commitments and Contingencies (Details) - USD ($)		6 Months Ended
	Mar. 23, 2023	Jun. 30, 2024	Jun. 30, 2023
Future Minimum Contracted Lease Payments [Abstract]
2025		$ 17,035,221
Total		17,035,221
Claims [Abstract]
Gain from a claim		$ 1,411,356	$ 0
Sale of M/V Magic Moon [Member]
Claims [Abstract]
Percentage of purchase price required as deposit into escrow account	10.00%
Deposit into escrow by buyers	$ 1,395,000
Period to file appeal after award by arbitrator		28 days
Gain from a claim		$ 1,411,356
Sale of M/V Magic Moon [Member] | Prepaid Expenses and Other Assets [Member]
Claims [Abstract]
Counter-security payment		$ 1,395,000